Statements of Cash Flows (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities
Net (loss) income	$ (6,300,426)	$ 3,291,470
Adjustments to reconcile net (loss) income to net cash used by operating activities:
Depreciation	12,207	18,285
Amortization of beneficial conversion feature and debt discounts	157,586	571,461
Share based payments	807,348	442,249
Common stock issued for services	1,911,003	962,354
(Gain) loss on change in fair value of:
Derivative liability	120,849	5,188
Warrant and option liability	0	(4,359,957)
Beneficial conversion liability	0	(959,985)
(Gain) loss on settlement of debt	1,711,416	(731,137)
Impairment of property and equipment	0	45,919
(Increase) decrease in:
Inventory	(727,166)	490,300
Other current assets	(38,059)	25,948
Other assets	0	28,495
Increase (decrease) in:
Accounts payable	82,775	(395,852)
Accrued expenses	374,655	388,963
Deferred revenue	(300,000)	(1,320,000)
Net cash used by operating activities	(2,187,812)	(1,496,299)
Cash flows from investing activities:
Purchase of property and equipment	(3,127)	(38,599)
Cash flows from financing activities:
Borrowings	272,500	545,000
Warrants issued for cash	75,000
Common stock issued for cash	1,821,040	990,000
Net cash provided by financing activities	2,168,540	1,535,000
Net (decrease) increase in cash and cash equivalents	(22,399)	102
Cash and cash equivalents, beginning of period	23,084	22,982
Cash and cash equivalents, end of period	685	23,084
SUPPLEMENTARY CASH FLOW INFORMATION:
Income taxes paid	3,673	0
Interest paid	$ 0	$ 0